COMMITMENTS AND CONTINGENCIES - Commitments to purchase raw materials or services (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Other professional service fee			¥ 7,617,840	$ 1,200,000
Construction of vaccine production facilities Office of Life Sciences	¥ 1,580,000	$ 222,541
Research and development	6,001,375	845,288	73,894,705	11,640,261
Purchase raw materials	20,236,200	2,850,249	17,664,500	17,664,500
Total	¥ 27,817,575	$ 3,918,078	¥ 99,177,045	$ 30,504,761